Lease Prepayments	12 Months Ended
Dec. 31, 2020
Lease Prepayments
Lease Prepayments

(9) Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Non-current portion	15,219	2,332	15,762
Current portion - amount charged to expense within a year	534	82	524
	15,753	2,414	16,286

As of December 31, 2020, part of prepaid land use rights were pledged to banks as collateral for credit limit in bank (see Note 11).

Land use rights amortization for the year ended December 31, 2020, 2019 and 2018 were RMB534 (US$82),  RMB524 and RMB524, respectively.

As of December 31, 2020, prepaid land use rights of the Group included certain parcels of land located in Weifang City, Shandong Province, the PRC, with a net book value of RMB14,232 or US$2,181.  The land use rights for land with area of approximately 43,878 square meters, 30,373 square meters will expire in November 2050 and May 2053, respectively.